Long –Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long –Term Debt

6. Long –Term Debt

Facility	2020	2019
Term Bank Loans	1,509,794	1,544,551
Less loan costs, net	(9,437)	(10,255)
Total long-term debt	1,500,357	1,534,296
Less current portion of debt	(235,082)	(238,351)
Add deferred finance costs, current portion	2,654	2,838

Total long-term portion, net of current portion and deferred finance costs	1,267,929	1,298,783

Term loan balances outstanding at December 31, 2020, amounted to $1,509,794. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments mainly due at maturity between August 2021 and November 2030. Interest rates on the outstanding loans as at December 31, 2020, are based on London interbank offered rate (“LIBOR”) plus a spread.

On January 9, 2020, the Company prepaid the amount of $26,815 to lenders due to sale of the two suezmax tankers, Archangel and Alaska.

On February 3, 2020, the Company prepaid the amount of $10,660 to lenders due to sale of its suezmax tanker Silia T.

On March 19, 2020, the Company signed a new five-year loan agreement amounting to $16,800 to refinance the existing loan of two vessels, the handysize Byzantion and Bosporos. On April 14 and April 16, 2020, the Company prepaid the amount of $17,558 and drew down the amount of $16,380, respectively. The new loan is repayable in ten semi-annual installments of $1,365, commencing six months after the drawdown date, plus a balloon of $2,730 payable together with the last installment.

On March 20, 2020, the Company signed a new four and a half-year amended agreement on the loan dated May 31, 2019, for $2,438 top-up tranche to existing loan for the financing of four vessels, the panamax tankers, Maya, Inca, Selini and Salamina. The top-up tranche was drawn on April 14, 2020 and is repayable in nine semi-annual installments of $146 and $75 commencing on May 29, 2020 and June 15, 2020, plus a balloon of $449 payable together with the last installment.

On March 25, 2020, the Company signed a new five-year loan agreement amounting to $40,000 to refinance the existing loan of its aframax tanker, Marathon TS. The amount of $39,800 was drawn on March 27, 2020 and the amount of $31,890 was prepaid on the same date. The new loan is repayable in ten semi-annual installments of $1,244, commencing six months after the drawdown date, plus a balloon of $27,360 payable together with the last installment.

On April 3, 2020, the Company signed an amended agreement on the loan dated August 22, 2014, for a $3,789 top-up tranche to the existing loan for the financing of its aframax tanker Stavanger TS. The related amount was drawn on April 15, 2020 and is repayable in nine semi-annual installments of $324 commencing nine months after the drawdown date, plus a balloon of $873  payable together with the last installment.

On June 23, 2020, the Company prepaid the amount of $6,238 to lenders due to sale of the handysize tanker Didimon.

On July 31, 2020, the Company signed a new six-year loan agreement amounting to $37,500 to refinance the existing loan of its aframax tanker Bergen TS. On August 6, 2020, the Company drew down $37,125 and prepaid the amount of $34,031 on the same date. The new loan is repayable in twelve semi-annual installments of $1,326, commencing six months after the drawdown date, plus a balloon of $21,213 payable together with the last installment.

On July 17, 2020, the Company signed a new two-year loan agreement amounting to $27,750 relating to the pre-delivery partial financing of the LNG carrier under construction Hull 3157. On September 24, 2020, an amount of $13,875 was drawn down to partly finance the third yard installment. The loan is repayable in a single bullet payment upon the delivery of the vessel which is expected towards the end of 2021.

On September 9, 2020, the Company signed a new five-year loan agreement amounting to $47,000 to refinance two existing loans for the panamax tanker, Andes and for the two aframax tankers Izumo Princess, Asahi Princess and the handysize tanker Aegeas. On September 16 and 17, 2020, the Company drew down the amount of $45,500 and prepaid the total amount of $29,169 on September 17, 2020. The new loan is repayable in ten semi-annual installments of $4,550, commencing six months after the drawdown date.

On November 13, 2020, the Company signed a new five-year loan agreement amounting to $70,000 to refinance the existing loan for the aframax tanker Sapporo Princess, the two panama tankers Socrates, Selecao and a part of the existing loan for the two panamax tankers World Harmony and Chantal. On November 16, 2020, the Company drew down the amount of $67,305 and prepaid the amount of $56,305 on November 17, 2020. The new loan is repayable in ten semi-annual installments of $5,608, commencing six months after the drawdown date, plus a balloon of $11,225 payable together with the last installment.

On January 15, 2021, the Company signed a new five-year and three-months loan agreement amounting to $44,500 to refinance the existing loan for the aframax tankers Maria Princess, Nippon Princess, and Ise Princess. On January 22, 2021, the Company drew down $44,500 and prepaid the total amount of $36,488. The new loan is repayable in ten semi-annual installments of $4,045.5, commencing three months after the drawdown date plus a last installment of $4,045.

On December 21, 2020, the Company prepaid the amount of $10,217 to lenders due to sale of its aframax tanker Sakura Princess.

At December 31, 2020, interest rates on the term bank loans ranged from 1.70% to 2.73%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2020	2.88%
Year ended December 31, 2019	4.41%

Year ended December 31, 2018	4.21%

Loan movements for credit facilities and term loans throughout 2020:

Loan	Origination Date	Original Amount	Balance at January 1, 2020	New Loans	Prepaid	Repaid	Balance at December 31, 2020
12-year term loan	2009	40,000	16,250	—	13,750	2,500	—
8-year term loan	2011	73,600	67,266	—	—	6,406	60,860
6-year term loan	2014	193,239	33,394	—	—	2,473	30,921
6-year term loan	2014	78,744	68,256	—	65,921	2,335	—
8-year term loan	2014	39,954	34,960	3,789	—	1,249	37,500
5-year term loan	2015	35,190	29,325	—	—	1,955	27,370
7-year term loan	2015	35,190	28,592	—	—	2,199	26,393
7-year term loan	2015	39,900	25,391	—	—	3,627	21,764
5-year term loan	2015	82,775	46,561	—	37,922	8,639	—
6-year term loan	2015	46,217	27,729	—	23,109	4,620	—
7-year term loan	2015	44,800	33,600	—	—	3,200	30,400
12-year term loan	2016	309,824	230,932	—	—	21,502	209,430
71/2-year term loan	2017	85,000	73,667	—	—	5,667	68,000
4-year term loan	2017	122,500	76,720	—	71,964	4,756	—
6-year term loan	2018	80,000	68,765	—	—	7,490	61,275
5-year term loan	2018	180,000	127,892	—	—	23,122	104,770
5-year term loan	2018	44,000	39,300	—	10,217	4,700	24,383
5-year term loan	2018	48,650	42,569	—	—	6,081	36,488
8-year term loan	2018	82,752	56,892	25,860	—	3,448	79,304
5-year term loan	2018	62,500	59,500	—	—	6,000	53,500
6-year term loan	2019	88,150	69,520	—	—	8,716	60,804
5-year term loan	2019	38,250	35,063	2,438	—	6,819	30,682
4-year term loan	2019	26,000	26,000	—	—	5,200	20,800
7-year term loan	2019	56,352	6,979	49,373	—	—	56,352
4.5-year term loan	2019	54,387	6,733	47,458	—	—	54,191
7-year term loan	2019	72,000	72,000	—	—	4,800	67,200
5-year term loan	2019	71,036	69,695	—	—	5,082	64,613
5-year term loan	2019	36,000	36,000	—	—	2,400	33,600
5-year term loan	2019	35,000	35,000	—	—	3,182	31,818
5-year term loan	2020	16,800	—	16,380	—	1,365	15,015
2-year term loan	2020	27,750	—	13,875	—	—	13,875
5-year term loan	2020	70,000	—	67,305	—	—	67,305
5-year term loan	2020	40,000	—	39,800	—	1,244	38,556
6-year term loan	2020	37,500	—	37,125	—	—	37,125
5-year term loan	2020	47,000	—	45,500	—	—	45,500

Total			1,544,551	348,903	222,883	160,777	1,509,794

The above term bank loans are secured by first priority mortgages on all vessels owned by the Company’s subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries and in certain cases of the holding company as well.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends provided no event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $111,969 at December 31, 2020 and $104,979 at December 31, 2019, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate balance in a deposit account of $3,600. One loan agreement requires a monthly pro rata transfer to retention account of any principal due but unpaid.

As at December 31, 2020, the Company and its wholly owned subsidiaries had thirty loan agreements, totaling $1,509,794. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2020.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditures on dry-dockings and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after December 31, 2020, are as follows:

Year	Amount
2021	235,082
2022	175,061
2023	262,174
2024	295,271
2025	210,743
2026 and thereafter	331,463

Total	1,509,794